Schedule I - Related Party Transactions - Related Party Balances (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Amount due to related parties:
Subtotal of amount due to related parties	$ 48	$ 42
Parent Company [Member]
Amount due from related parties:
Subtotal of amount due from related parties	56,965	16,758
Amount due to related parties:
Subtotal of amount due to related parties	83,642	83,642
Parent Company [Member] | Winner Park [Member]
Amount due from related parties:
Subtotal of amount due from related parties	12	12
Parent Company [Member] | Abundant State Limited [Member]
Amount due from related parties:
Subtotal of amount due from related parties	40,000
Amount due to related parties:
Subtotal of amount due to related parties	81,798	81,798
Parent Company [Member] | Elite Concept Holdings Limited [Member]
Amount due from related parties:
Subtotal of amount due from related parties	10,104	9,897
Amount due to related parties:
Subtotal of amount due to related parties	357	357
Parent Company [Member] | Koolearn Holding Limited [Member]
Amount due from related parties:
Subtotal of amount due from related parties	180	180
Parent Company [Member] | New Oriental China [Member]
Amount due from related parties:
Subtotal of amount due from related parties	6,669	6,669
Parent Company [Member] | Smart Shine [Member]
Amount due to related parties:
Subtotal of amount due to related parties	$ 1,487	$ 1,487